Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31,
	2024	2023
Cash on hand	$97	$194
Checking accounts and demand deposits	44,330	46,305
Time deposits	72,294	111,419
Repurchase agreements collateralized by bonds	427	15,967
	$117,148	$173,885

Interest rates
Time deposits	0.68%-6.50%	0.55%-6.50%
Repurchase agreements collateralized by bonds	0.73%-0.73%	0.63%-0.65%